Annual Operating Expenses - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2023
Fidelity Advisor Mid Cap II Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity Advisor Mid Cap II Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.83%
Fidelity Advisor Mid Cap II Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.25%
Fidelity Advisor Mid Cap II Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%
Fidelity Advisor Mid Cap II Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.61%